NOTE 1- General: B. Going concern (Policies)	12 Months Ended
Dec. 31, 2024
Policies
B. Going concern:

B.Going concern:

The Company has incurred losses from operations since its inception. As of December 31, 2024, the Company has an accumulated deficit of $96,418. The Company generated negative cash flows from operating activities of $6,684 and a loss in the amount of $12,913 for the year ended December 31, 2024. As of the date of the issuance of these financial statements, the Company has not yet commenced generating sufficient sales to fund its operations and therefore depends on fundraising from new and existing investors to finance its activities. These factors raise a substantial doubt about the Company's ability to continue as a going concern.

The Company’s management plans to fund near-term anticipated activities based on proceeds from capital fund raising, debt instruments in the form of convertible loans and short-term loans and future revenues.

The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements of the Company were authorized for issue by the Board of Directors on March 31, 2025.